Unaudited Condensed Consolidated Statements of Changes In Shareholders Equity - USD ($)	Ordinary shares	Subscription receivable	Additional paid-in capital	Statutory reserves	Retained earnings (deficit)	Accumulated other comprehensive income (loss)	Total
Balance at Jun. 30, 2022	$ 2,400		$ 1,041,855	$ 228,173	$ (348,244)	$ (13,249)	$ 910,935
Balance (in Shares) at Jun. 30, 2022	24,000,000
Net income (loss)					179,657		179,657
Foreign currency translation adjustment						(12,400)	(12,400)
Balance at Dec. 31, 2022	$ 2,400		1,041,855	228,173	(168,587)	(25,649)	1,078,192
Balance (in Shares) at Dec. 31, 2022	24,000,000
Balance at Jun. 30, 2023	$ 2,400		1,041,855	300,171	(214,331)	(59,013)	1,071,082
Balance (in Shares) at Jun. 30, 2023	24,000,000
Issuance of ordinary shares for cash	$ 100		4,999,723				4,999,823
Issuance of ordinary shares for cash (in Shares)	1,000,000
Net income (loss)					(216,833)		(216,833)
Foreign currency translation adjustment						18,178	18,178
Balance at Dec. 31, 2023	$ 2,500		$ 6,041,578	$ 300,171	$ (431,164)	$ (40,835)	$ 5,872,250
Balance (in Shares) at Dec. 31, 2023	25,000,000